Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Financial Instruments and Financial Risk Management
Cash	$ 152,314	$ 31,177	$ 38,667
Investment in Aqualung	5,350	2,335	2,500
Accounts payable	9,905	5,501	12,217
Currency risk
Financial Instruments and Financial Risk Management
Cash	142,339	8,057	5,879
Investment in Aqualung	5,350	2,335	2,500
Accounts receivable	322
Accounts payable	$ 99	$ 47	$ 4